Other current liabilities	12 Months Ended
Dec. 31, 2025
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Other current liabilities

Note 15. Other current liabilities

	As of December 31, 2024	As of December 31, 2025

	$ in thousands
VAT Payables	16	80
Accruals for personnel related expenses	8,830	10,766
Other	1,251	1,496
Total other current liabilities	10,097	12,342

Accruals for personnel are related to annual bonuses, paid time-off accruals and social expenses on stock options.